CONSOLIDATED STATEMENTS OF CASH FLOWS (Reconciliation of cash, cash equivalents and restricted cash) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 62,758	¥ 409,498		¥ 1,075,557	¥ 1,741,911
Restricted cash - current	30,029	195,940		1,140,819	1,619,937
Restricted cash - non-current					19,368
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 92,787	¥ 605,438	$ 339,675	¥ 2,216,376	¥ 3,381,216	¥ 2,862,493